Clara Kang Capital Group Core Plus+ Capital Group KKR Multi-Sector+ 6455 Irvine Center Drive Irvine, California 92618

VIA E-MAIL

April 15, 2025

Soo Im-Tang

Attorney-Advisor

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Capital Group KKR Multi-Sector+
File Nos. 333-282865; 811-24017

Capital Group KKR Core Plus+
File Nos. 333-282864; 811-24016

Dear Ms. Im-Tang:

In response to the comments you provided over the phone on April 9, 2025 with respect to the amended registration statements, each on Form N-2 (each, the “Registration Statement”) of Capital Group KKR Multi-Sector+ and Capital Group KKR Core Plus+ (each, the “Fund”), we hereby file Pre-Effective Amendment No. 3 to each Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (each amendment, the “Amendment”). Our responses to your comments are set forth below and apply to both Funds. We appreciate your prompt response to the filings. Capitalized terms not otherwise defined have the same meaning as in each Registration Statement.

1.    In footnote 2 to the Annual fund operating expenses table, please add disclosure that any recoupments by the adviser or sub-adviser will be limited to the lesser of (1) the expense limitation in effect at the time of reimbursement or waiver and (2) the expense limitation in effect at the time of recoupment.

Response: We have addressed this comment in the Amendment.

2.    In the same footnote to the Annual fund operating expenses table, please clarify that only the Board may terminate the Expense Limitation Agreement before the expiration of its term.

Response: We have addressed this comment in the Amendment.

3.    Please disclose the sub-advisory fee rate in the statement of additional information.

Response: We have addressed this comment in the Amendment.

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Thank you in advance for your consideration of this request. If you should have any questions, please do not hesitate to contact me at (213) 615-3736.

Sincerely,

/s/ Clara Kang

Clara Kang

Counsel